CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
REVENUE:
Sales - devices and disposables	$ 127	$ 122	$ 758	$ 359
Cost of goods sold	107	192	891	611
Gross Loss	20	(70)	(133)	(252)
Contract and grant revenue	15	19	65	820
COSTS AND EXPENSES:
Research and development	373	607	2,788	2,742
Sales and marketing	172	283	1,164	901
General and administrative	963	1,138	4,649	3,533
Total	1,508	2,028	8,601	7,174
Operating loss	(1,473)	(2,079)	(8,669)	(6,606)
OTHER INCOME	6	2	25	110
INTEREST EXPENSE	(492)	(27)	(979)	(45)
LOSS ON EXTINGUISHMENT OF DEBT	0	0	(325)	0
CHANGES IN FAIR VALUE OF WARRANTS	714	542	65	(674)
TOTAL OTHER INCOME	228	517	(1,214)	(609)
LOSS BEFORE INCOME TAXES	(1,245)	(1,562)	(9,883)	(7,215)
PROVISION FOR INCOME TAXES	0	0	0	0
NET LOSS	(1,245)	(1,562)	(9,883)	(7,215)
DEEMED DIVIDENDS	0	0	0	(3,175)
PREFERRED STOCK DIVIDENDS	(31)	(48)	(152)	0
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (1,276)	$ (1,610)	$ (10,035)	$ (10,390)
BASIC AND DILUTED NET LOSS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (0.01)	$ (0.02)	$ (0.13)	$ (0.16)
WEIGHTED AVERAGE SHARES OUTSTANDING	97,324	71,451	77,061	65,884